Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Marketing and branding expenses	$ 5,983,651	$ 9,133,617	$ 4,908,421
Advertising expenses	2,386,088	2,435,769	3,105,512
Total	$ 8,369,739	$ 11,569,386	$ 8,013,933